UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06265

Nuveen Pennsylvania Investment Quality Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Pennsylvania Investment Quality Municipal Fund (NQP)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.8% (100.0% of Total Investments)

	Consumer Staples – 0.4% (0.3% of Total Investments)
$ 2,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 2,443,360
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 22.0% (14.9% of Total Investments)
1,500	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	1,748,160
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
5,020	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/23 at 100.00	AA–	5,803,170
	Mellon University, Series 2013, 5.000%, 3/01/28
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne
	University, Series 2013A:
1,000	5.000%, 3/01/33	3/23 at 100.00	A2	1,106,140
2,865	3.500%, 3/01/34	3/23 at 100.00	A2	2,708,628
2,610	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	2,620,440
	Morris University, Series 2006A, 4.750%, 2/15/26
1,440	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	1,495,584
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,020	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series	5/24 at 100.00	Baa3	1,084,760
	2014, 5.000%, 5/01/37
750	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern University, Series	10/16 at 100.00	AA	758,468
	2006, 4.500%, 10/01/27 – RAAI Insured
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
1,855	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	AA	1,893,176
500	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	AA	509,440
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 1999B:
815	0.000%, 11/01/15 – AMBAC Insured	No Opt. Call	N/R	812,824
815	0.000%, 11/01/16 – AMBAC Insured	No Opt. Call	N/R	799,165
815	0.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	774,095
815	0.000%, 11/01/18 – AMBAC Insured	No Opt. Call	N/R	749,572
815	0.000%, 11/01/19 – AMBAC Insured	No Opt. Call	N/R	725,326
5,235	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	5,746,093
	Series 2012, 5.000%, 5/01/32
2,155	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds,	4/20 at 100.00	BBB	2,318,758
	Arcadia University, Series 2010, 5.625%, 4/01/40
835	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%,	5/17 at 100.00	AA	853,370
	5/01/33 – RAAI Insured
1,465	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	1,591,898
	Series 2013A, 6.500%, 9/01/38
	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College Revenue Bonds,
	Series 2014:
2,545	5.000%, 12/01/38	12/24 at 100.00	AA	2,903,183
2,080	5.000%, 12/01/44	12/24 at 100.00	AA	2,331,784
10,750	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	11,702,557
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,195	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	1,263,091
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
2,400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/21 at 100.00	A	2,561,496
	Program-Mount Aloysius College Project, Series 2011R-1, 5.000%, 11/01/35
3,225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	3,304,464
	2006, 4.750%, 5/01/31
6,220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA–	6,670,328
	2007A, 5.000%, 5/01/37 – NPFG Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/21 at 100.00	A	1,647,030
	2011A, 5.250%, 5/01/41
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	5/22 at 100.00	BBB	1,076,880
	Series 2012-KK1, 5.375%, 5/01/42
320	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University,	11/22 at 100.00	BBB+	316,790
	Series 2012, 4.000%, 5/01/32
8,370	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AA–	8,633,236
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/22 at 100.00	Aa3	2,199,380
	Series of 2012, 5.000%, 4/01/42
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	A1	2,132,940
	University, Series 2010, 5.000%, 3/01/40
760	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A1	833,446
	University, Series 2012, 5.000%, 3/01/42
7,125	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/25 at 100.00	A1	7,816,054
	University, Series 2015A, 5.250%, 9/01/50
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
1,030	4.000%, 11/01/39	11/22 at 100.00	A3	1,040,290
4,300	5.000%, 11/01/42	11/22 at 100.00	A3	4,724,066
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the	11/25 at 100.00	A3	1,456,471
	Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
1,540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	1,692,753
	Series 2013A, 5.500%, 7/15/38
3,005	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	AA	3,390,211
10,600	Pennsylvania State University, General Revenue Bonds, Tender Option Bond Trust 2015-XF0071,	8/16 at 100.00	AA	10,921,179
	4.500%, 8/15/36 (UB)
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	10/15 at 100.00	N/R	580,010
	Learning Partners, Series 2005A, 5.375%, 7/01/36 (5)
4,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	4,749,930
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	503,450
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
5,000	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	5,790,800
	County Area Community College, Series 2011, 5.500%, 3/01/31
1,100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A–	1,201,046
	2010, 5.000%, 11/01/40
	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton,
	Series 2015A:
1,890	5.000%, 11/01/32 (WI/DD, Settling 8/04/15)	11/25 at 100.00	A–	2,116,743
740	5.000%, 11/01/33 (WI/DD, Settling 8/04/15)	11/25 at 100.00	A–	827,431
740	4.000%, 11/01/35 (WI/DD, Settling 8/04/15)	11/25 at 100.00	A–	746,268
121,070	Total Education and Civic Organizations			129,232,374
	Health Care – 29.1% (19.7% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
2,300	5.000%, 4/01/25	10/15 at 100.00	Ba3	2,300,046
4,160	5.125%, 4/01/35	10/15 at 100.00	Ba3	4,154,093
	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,
	Inc., Series 2012:
4,010	5.000%, 5/15/26	5/21 at 100.00	A+	4,533,185
1,910	5.000%, 5/15/27	5/21 at 100.00	A+	2,144,987
2,000	5.000%, 5/15/28	5/21 at 100.00	A+	2,235,820
3,300	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA–	3,384,810
	Center Project, Series 2012A, 4.500%, 11/01/41
4,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding	12/21 at 100.00	AA–	4,507,200
	Series 2011, 5.375%, 12/01/41
4,100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/21 at 100.00	A–	4,908,725
	Center Project, Series 2011, 7.000%, 11/15/46
1,595	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,739,970
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
3,400	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	3,642,284
	System Project, Series 2012A, 5.000%, 6/01/42
1,500	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A,	7/23 at 100.00	BBB	1,604,025
	5.000%, 7/01/28
3,000	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	3,183,420
	Center Project, Series 2010A, 7.000%, 7/01/27
850	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	894,464
	2007, 5.000%, 11/01/37 – CIFG Insured
6,840	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	7,441,851
	Hospital Project, Series 2010, 5.375%, 7/01/42
500	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	505,565
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
4,555	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/24 at 100.00	AA	5,037,283
	Health System, Series 2014A, 5.000%, 6/01/41
1,370	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional	6/23 at 100.00	Baa3	1,535,496
	Medical Center, Series 2014A, 6.000%, 6/01/39
3,385	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	4,204,509
	General Hospital Project, Tender Option Bond Trust 2015-XF0064, 13.517%, 1/01/36 (IF)
3,775	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	3,994,969
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
7,660	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA	8,137,524
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
2,935	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	No Opt. Call	A+	2,879,206
	Health Network, Series 2012B, 4.000%, 7/01/43
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Series 2007:
9,850	5.000%, 11/01/30 – AGC Insured	11/17 at 100.00	AA	10,569,936
2,180	5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA	2,340,840
4,600	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	No Opt. Call	A	4,551,700
	Series 2012, 4.000%, 11/01/32
	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health
	System Project, Series 2009A:
6,000	5.500%, 7/01/28	7/19 at 100.00	A–	6,494,880
2,700	5.750%, 7/01/39	7/19 at 100.00	A–	2,911,734
	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical
	Center, Series 2012A:
365	4.000%, 1/01/25	1/22 at 100.00	A	380,626
3,000	5.000%, 1/01/41	1/22 at 100.00	A	3,184,770
1,660	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical	1/17 at 100.00	A	1,726,383
	Center, Series 2007, 5.125%, 1/01/37
3,730	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue	6/22 at 100.00	A	4,085,059
	Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/31
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue	4/22 at 100.00	AA	994,856
	Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41
7,300	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Baa2	7,714,859
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A–	1,357,611
2,000	5.500%, 8/15/35	8/18 at 100.00	A–	2,191,720
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh	7/23 at 100.00	Aa3	4,371,120
	Medical Center Health System, Series 2013A, 5.000%, 7/01/43
3,100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	3,381,790
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
2,440	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	3,193,740
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 2015-XF0114,
	13.508%, 7/01/19 (IF)
4,650	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BB+	4,884,500
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
	Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s
	Hospital -Monroe Project, Series 2015A:
3,000	5.000%, 8/15/40	2/25 at 100.00	A–	3,254,490
1,300	4.000%, 8/15/45	2/25 at 100.00	A–	1,287,624
640	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health	11/20 at 100.00	AA	703,782
	East, Series 2010A, 5.000%, 11/15/40
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
500	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	AA	504,265
1,000	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	1,008,160
700	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	705,334
1,415	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	AA	1,425,499
3,000	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group,	6/24 at 100.00	Aa3	3,284,340
	Series 2014A, 5.000%, 6/01/44
	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community
	Hospital Project, Refunding and Improvement Series 2011:
3,130	6.875%, 8/01/31	8/21 at 100.00	A–	3,696,311
2,500	7.000%, 8/01/41	8/21 at 100.00	A–	2,945,425
3,470	Washington County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Washington	7/23 at 100.00	BBB+	3,774,527
	Hospital Project, Series 2013A, 5.000%, 7/01/28
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011:
325	6.250%, 1/01/31	1/21 at 100.00	AA	385,652
4,555	6.500%, 1/01/36	1/21 at 100.00	AA	5,416,624
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
1,500	5.625%, 1/01/32	1/22 at 100.00	AA	1,753,020
1,970	5.750%, 1/01/41	1/22 at 100.00	AA	2,289,022
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	622,386
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
156,460	Total Health Care			170,362,017
	Housing/Multifamily – 4.1% (2.8% of Total Investments)
160	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	167,470
	University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
1,235	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	No Opt. Call	BBB–	1,287,574
	Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
1,900	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc –	7/25 at 100.00	BBB–	1,987,685
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47
1,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,404,416
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Foundation for Student
	Housing at Indiana University, Project Series 2012A:
1,000	5.000%, 7/01/27	7/22 at 100.00	BBB+	1,096,900
750	5.000%, 7/01/32	7/22 at 100.00	BBB+	806,625
370	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Shippensburg University	No Opt. Call	BBB–	380,712
	Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania,
	Series 2012, 5.000%, 10/01/44
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc. Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	10/15 at 100.00	BBB	2,040,902
8,025	5.000%, 7/01/37 – SYNCORA GTY Insured	10/15 at 100.00	BBB	8,033,186
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/17 at 100.00	BBB	5,055,300
	Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured
1,760	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/17 at 100.00	Baa3	1,783,954
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
23,535	Total Housing/Multifamily			24,044,724
	Housing/Single Family – 4.6% (3.1% of Total Investments)
1,455	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96B,	No Opt. Call	AA+	1,484,813
	3.950%, 4/01/16
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A:
1,355	4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,392,696
2,455	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)	10/16 at 100.00	AA+	2,523,298
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
4,595	3.300%, 10/01/32	No Opt. Call	AA+	4,430,913
2,265	3.650%, 10/01/37	No Opt. Call	AA+	2,244,502
2,655	3.700%, 10/01/42	No Opt. Call	AA+	2,557,800
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B:
2,330	3.950%, 10/01/40	10/24 at 100.00	AA+	2,278,926
3,315	4.000%, 4/01/45	10/24 at 100.00	AA+	3,241,540
1,050	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	1,189,587
	Bond Trust 2015-XF0066, 14.488%, 4/01/29 (Alternative Minimum Tax) (IF)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option
	Bonds Trust 2015-XF0109:
4,150	12.498%, 4/01/27 (IF) (4)	10/15 at 100.00	AA+	4,799,309
600	10.614%, 4/01/33 (IF) (4)	10/22 at 100.00	AA+	618,936
26,225	Total Housing/Single Family			26,762,320
	Industrials – 1.1% (0.7% of Total Investments)
750	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB–	778,620
	Steel Corporation, Series 2005, 5.500%, 11/01/16
	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding
	Bonds, Amtrak Project, Series 2012A:
2,495	5.000%, 11/01/23 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,817,828
545	5.000%, 11/01/27 (Alternative Minimum Tax)	11/22 at 100.00	A1	597,707
2,000	5.000%, 11/01/41 (Alternative Minimum Tax)	11/22 at 100.00	A1	2,129,860
5,790	Total Industrials			6,324,015
	Long-Term Care – 4.7% (3.2% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
470	5.750%, 1/01/27	1/17 at 100.00	N/R	477,567
760	5.750%, 1/01/37	1/17 at 100.00	N/R	767,927
500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	575,285
	Ministries Project, Series 2009, 6.375%, 1/01/39
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social
	Ministries Project, Series 2015:
3,510	4.000%, 1/01/33	1/25 at 100.00	BBB+	3,438,677
5,740	5.000%, 1/01/38	1/25 at 100.00	BBB+	6,087,040
2,030	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	2,123,400
640	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	706,720
	Villages Project, Series 2015, 5.000%, 11/01/35
530	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s	4/22 at 100.00	BB+	543,854
	Retirement Community, Inc., Series 2012, 5.000%, 4/01/33
370	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	384,896
	Series 2008A, 6.375%, 7/01/30
	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village
	Project, Series 2013:
1,000	5.375%, 5/01/28	5/23 at 100.00	BBB	1,072,300
1,665	5.750%, 5/01/35	5/23 at 100.00	BBB	1,804,877
1,500	Langhorne Manor Boro Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Woods	11/18 at 100.00	A–	1,472,040
	Services Project, Series 2013, 4.000%, 11/15/38
2,115	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	2,275,338
	ACTS Retirement-Life Communities, Inc., Series 2012, 5.000%, 11/15/26
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia
	Corporation for the Aging Project, Series 2001B:
1,420	5.250%, 7/01/23 – AMBAC Insured	10/15 at 100.00	BBB	1,424,814
1,500	5.250%, 7/01/26 – AMBAC Insured	1/16 at 100.00	BBB	1,504,455
2,875	5.250%, 7/01/31 – AMBAC Insured	1/16 at 100.00	BBB	2,882,360
26,625	Total Long-Term Care			27,541,550
	Materials – 1.6% (1.1% of Total Investments)
2,940	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	2,971,429
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
6,110	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	6,252,180
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
9,050	Total Materials			9,223,609
	Tax Obligation/General – 26.8% (18.1% of Total Investments)
3,930	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	AA–	4,567,367
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72:
2,780	5.250%, 12/01/32	12/23 at 100.00	AA–	3,178,541
2,000	5.250%, 12/01/33	12/23 at 100.00	AA–	2,288,300
	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-74:
1,750	5.000%, 12/01/32	12/24 at 100.00	AA–	1,984,220
1,285	5.000%, 12/01/34	12/24 at 100.00	AA–	1,454,787
5,100	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012,	12/22 at 100.00	AA–	5,653,401
	5.000%, 12/01/37
6,025	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	6,796,140
	2009, 5.000%, 8/01/29
3,000	Bristol Township School District, Bucks County, Pennsylvania, General Obligation Bonds, Series	6/23 at 100.00	A2	3,383,130
	2013, 5.250%, 6/01/43
	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds,
	Series 2014D:
3,000	5.000%, 12/15/37	12/24 at 100.00	AA	3,377,220
1,075	5.000%, 12/15/38 – BAM Insured	12/24 at 100.00	AA	1,208,343
1,100	5.000%, 12/15/39	12/24 at 100.00	AA	1,233,628
	Centre County, Pennsylvania, General Obligation Bonds, Series 2012B:
310	4.000%, 7/01/24	7/20 at 100.00	AA	333,169
1,430	4.000%, 7/01/25	7/20 at 100.00	AA	1,527,626
915	4.000%, 7/01/26	7/20 at 100.00	AA	969,205
	Cranberry Township, Pennsylvania, General Obligation Bonds, Refunding Series 2015:
540	3.250%, 10/01/31 (WI/DD, Settling 9/01/15)	10/25 at 100.00	Aa1	528,050
650	3.250%, 10/01/32 (WI/DD, Settling 9/01/15)	10/25 at 100.00	Aa1	632,489
10,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	10,861,499
	Series 2002, 5.750%, 7/01/17 (UB)
7,450	Erie City School District, Erie County, Pennsylvania, General Obligation Bonds, Series 2000,	No Opt. Call	N/R	3,721,499
	0.000%, 9/01/30 – AMBAC Insured
6,680	Gateway School District, Allegheny County, Pennsylvania, General Obligation Bonds, Refunding	10/22 at 100.00	Aa3	6,897,902
	Series 2012, 4.000%, 10/15/32
1,050	Hampton Township School District, Allegheny County, Pennsylvania, General Obligation Bonds,	No Opt. Call	AA–	1,147,461
	Refunding Series 2011A, 4.000%, 11/15/18
2,000	Hempfield School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa2	2,015,720
	2011A, 4.000%, 10/15/15
60	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	65,077
	Series 2007, 5.000%, 9/01/23
1,260	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	AA–	1,322,030
	FGIC Insured
2,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA	2,163,780
	AGM Insured
2,620	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	3,065,688
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/30 – AGM Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,225,150
	Philadelphia, Series 2006B, 5.000%, 6/01/33 – AGM Insured
9,665	Pennsylvania State, General Obligation Bonds, Tender Option Bonds 2015-XF0084,	No Opt. Call	AA–	11,354,731
	12.660%, 9/01/16 (IF)
3,925	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A,	No Opt. Call	AA–	4,297,797
	5.000%, 6/01/34 – FGIC Insured
1,555	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D,	No Opt. Call	A+	1,559,945
	4.000%, 9/01/15
3,345	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	3,996,706
520	Pine-Richland School District, Pennsylvania, General Obligation Bonds, Refunding Series 2014B,	11/24 at 100.00	AA–	519,912
	3.375%, 11/01/33
745	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/22 at 100.00	AA	857,547
	2014A, 5.000%, 9/01/25 – BAM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA	3,013,230
	Bonds, Series 2002A, 5.500%, 9/01/15 – AGM Insured
	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B:
2,590	5.000%, 9/01/25	9/22 at 100.00	A+	2,989,689
6,790	5.000%, 9/01/26	9/22 at 100.00	A+	7,768,575
2,925	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA	3,076,310
2,510	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	2,452,295
	Series 2012, 3.000%, 2/15/34
1,635	Radnor Township, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/37	11/22 at 100.00	Aa1	1,684,769
11,440	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	AA–	6,152,545
	0.000%, 1/15/32 – FGIC Insured
515	Richland School District, Cambria County, Pennsylvania, General Obligation Bonds, Series	11/24 at 100.00	AA	518,471
	2014A, 3.650%, 11/15/34 – BAM Insured
1,130	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	1,185,110
1,255	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	1,276,448
1,150	South Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	2/20 at 100.00	AA	1,158,614
	2014, 3.375%, 8/01/32 – BAM Insured
1,890	State College Area School District, Centre County, Pennsylvania, General Obligation Bonds,	No Opt. Call	Aa1	2,247,021
	Refunding Series 2015B, 5.000%, 5/15/23 (WI/DD, Settling 8/26/15)
21,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	No Opt. Call	AA	25,264,889
	District, Series 2003, 5.500%, 6/01/28 – AGM Insured (UB) (4)
150,595	Total Tax Obligation/General			156,976,026
	Tax Obligation/Limited – 11.0% (7.4% of Total Investments)
1,845	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	10/15 at 101.00	N/R	1,865,775
	Project, Series 2004, 5.600%, 7/01/23
1,475	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	1,546,729
	Bonds, Series 2012A, 5.000%, 5/01/35
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA	1,688,220
	Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,670	5.250%, 1/01/36	1/22 at 100.00	A	1,833,593
655	5.125%, 1/01/42	1/22 at 100.00	A	706,693
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AA	1,239,140
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AA	1,897,583
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AA	1,842,968
1,760	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	1,824,381
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
5,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	No Opt. Call	Aaa	5,219,199
	Bonds, Series 2012A, 5.000%, 7/01/16
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
1,755	0.000%, 12/01/34	12/20 at 100.00	AA–	1,876,622
3,900	5.000%, 12/01/38	12/19 at 100.00	AA–	4,266,366
3,180	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	3,511,420
	Revenue Bonds, Series 2012A, 5.000%, 12/01/31
7,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/23 at 100.00	AA–	7,943,460
	Revenue Bonds, Series 2013B-1, 5.250%, 12/01/43
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special
	Revenue Bonds, Series 2014A:
2,650	0.000%, 12/01/37	No Opt. Call	AA–	2,064,271
4,000	0.000%, 12/01/44	No Opt. Call	AA–	3,083,600
4,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA–	4,352,200
	Revenue, Series 2011B, 5.000%, 12/01/41
5,125	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	5,649,800
	5.000%, 12/01/32 – NPFG Insured
2,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA	2,464,352
	7/15/18 – AGM Insured
3,820	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA	4,292,496
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
4,225	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	CC	3,862,960
565	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	AA–	528,478
435	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA–	430,389
	5.500%, 7/01/19 – NPFG Insured
455	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center	7/17 at 100.00	N/R	461,484
	Tax Increment Bonds, Series 2006A, 5.450%, 7/01/35
64,465	Total Tax Obligation/Limited			64,452,179
	Transportation – 8.1% (5.5% of Total Investments)
3,280	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	3,622,530
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,270	5.000%, 1/01/22	No Opt. Call	BBB	1,448,638
2,425	5.000%, 1/01/23	No Opt. Call	BBB	2,779,123
2,310	5.000%, 1/01/24	No Opt. Call	BBB	2,625,638
205	5.000%, 1/01/25	No Opt. Call	BBB	232,587
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley	11/15 at 100.00	A3	2,037,015
	Airport System, Series 2000A, 6.000%, 5/15/30 – NPFG Insured (Alternative Minimum Tax)
3,980	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	4,371,194
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
12,100	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	13,323,551
	0.000%, 12/01/38
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/44	No Opt. Call	A+	3,300,300
2,475	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	2,720,372
	2010B-1, 5.000%, 12/01/37
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	2,377,300
	6/01/33 – AGM Insured
1,865	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.250%, 6/15/28	6/20 at 100.00	A	2,096,353
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AA–	2,026,080
	5.000%, 12/01/23 – FGIC Insured
2,080	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	10/15 at 100.00	AA–	2,053,043
	5.000%, 9/15/33 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2007,	6/17 at 100.00	AA	2,252,678
	5.250%, 6/01/39 – RAAI Insured
43,275	Total Transportation			47,266,402
	U.S. Guaranteed – 17.9% (12.1% of Total Investments) (6)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A:
4,000	5.000%, 12/01/21 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA– (6)	4,062,280
2,120	5.000%, 12/01/23 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA– (6)	2,152,648
545	5.000%, 12/01/30 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA– (6)	552,625
315	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R (6)	320,346
	2005, 6.000%, 11/15/16 (ETM)
4,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (6)	5,292,945
	Ministries Project, Series 2009, 6.375%, 1/01/39 (Pre-refunded 1/01/19)
6,505	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+ (6)	6,893,349
	Ministries, Series 2007, 5.000%, 1/01/36 (Pre-refunded 1/01/17)
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
3,910	5.000%, 8/01/23 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	A+ (6)	4,092,519
1,920	5.000%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured	8/16 at 100.00	A+ (6)	2,009,626
1,875	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	AA– (6)	1,992,150
	5.125%, 12/01/46 (Pre-refunded 12/01/16)
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,550	5.000%, 11/01/26 (Pre-refunded 11/01/16)	11/16 at 100.00	A (6)	1,637,544
1,565	5.000%, 11/01/31 (Pre-refunded 11/01/16)	11/16 at 100.00	A (6)	1,653,391
1,050	5.000%, 11/01/36 (Pre-refunded 11/01/16)	11/16 at 100.00	A (6)	1,109,304
200	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	N/R (6)	217,802
	Series 2007, 5.000%, 9/01/23 (Pre-refunded 9/01/17)
2,390	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	AA (6)	2,457,613
	University, Series 2006, 4.500%, 4/01/30 (Pre-refunded 4/01/16) – RAAI Insured
1,115	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA (6)	1,327,564
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	(Pre-refunded 8/01/20)
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aa2 (6)	2,193,932
	Series 2006, 5.000%, 5/15/24 (Pre-refunded 5/15/16) – AGM Insured
4,205	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa2 (6)	4,909,295
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
1,585	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A (6)	1,603,687
	Series 2005EE1, 5.250%, 11/01/27 (Pre-refunded 11/01/15) – SYNCORA GTY Insured
6,500	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA (6)	6,526,260
	(Pre-refunded 9/01/15)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A:
3,820	5.000%, 12/01/22 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A+ (6)	3,970,164
6,700	5.000%, 12/01/24 (Pre-refunded 6/01/16) – AMBAC Insured	6/16 at 100.00	A+ (6)	6,963,376
5,060	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA– (6)	5,333,341
	(Pre-refunded 10/01/16)
1,500	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	AA– (6)	1,530,255
	(Pre-refunded 1/01/16)
9,100	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35	9/15 at 100.00	AA– (6)	9,106,824
	(Pre-refunded 9/04/15) – NPFG Insured (Alternative Minimum Tax)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
1,550	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (6)	1,647,976
1,650	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	Baa1 (6)	1,757,201
465	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (6)	538,642
	NPFG Insured (ETM)
7,165	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (6)	8,362,629
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
2,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA+ (6)	2,899,785
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993,
	6.650%, 12/01/19 (ETM)
1,470	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,715,123
	5.500%, 7/01/19 – NPFG Insured
1,070	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds,	4/16 at 100.00	Aa3 (6)	1,103,973
	Series 2006A, 5.000%, 4/01/22 (Pre-refunded 4/01/16) – FGIC Insured
1,613	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley	7/20 at 100.00	N/R (6)	1,926,148
	Memorial Hospital, Series 2010, 5.500%, 7/01/29 (Pre-refunded 7/01/20)
2,040	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue	11/15 at 100.00	N/R (6)	2,080,800
	Bonds, Series 1991, 7.100%, 12/01/21 (Pre-refunded 11/15/15) – FGIC Insured
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AA (6)	1,405,684
	Series 2005D, 5.000%, 9/01/17 (Pre-refunded 9/01/15) – AGM Insured
3,600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33	12/15 at 100.00	AA (6)	3,658,356
	(Pre-refunded 12/01/15) – NPFG Insured
98,743	Total U.S. Guaranteed			105,005,157
	Utilities – 5.8% (3.9% of Total Investments)
7,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	7,475,925
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35
	(Mandatory put 4/02/18)
3,580	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	10/15 at 100.00	AA–	3,583,831
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
4,000	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A+	4,405,040
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
4,500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	5,025,060
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
12,885	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	A–	13,749,197
	AMBAC Insured
32,465	Total Utilities			34,239,053
	Water and Sewer – 10.6% (7.2% of Total Investments)
	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015:
1,660	3.000%, 12/01/28 (WI/DD, Settling 9/03/15) – BAM Insured	12/25 at 100.00	AA	1,634,818
3,325	5.000%, 12/01/40 (WI/DD, Settling 9/03/15)	12/25 at 100.00	A1	3,702,288
3,320	5.000%, 12/01/45 (WI/DD, Settling 9/03/15)	12/25 at 100.00	A1	3,666,641
	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust
	2015-XF0123:
1,665	13.230%, 12/01/19 – AGM Insured (IF) (4)	No Opt. Call	AA	2,228,536
825	13.218%, 12/01/19 – AGM Insured (IF) (4)	No Opt. Call	AA	1,088,934
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue
	Bonds, Series 2015:
1,110	5.000%, 5/01/40	5/25 at 100.00	Aa3	1,233,876
2,215	4.000%, 5/01/45	5/25 at 100.00	Aa3	2,239,742
5,200	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	10/15 at 100.00	AA	5,212,532
	2004, 5.000%, 7/15/22 – AGM Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,
	Capital Appreciation Series 2013B:
7,295	0.000%, 12/01/34	No Opt. Call	A	3,019,473
4,420	0.000%, 12/01/35	No Opt. Call	A	1,744,441
12,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	13,952,499
	Series 2013A, 5.125%, 12/01/47
1,100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	1,221,330
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
6,560	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	7,250,637
2,500	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2013A, 5.125%, 1/01/43	1/22 at 100.00	A1	2,770,975
5,000	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System First Lien Revenue	9/23 at 100.00	A	5,671,500
	Refunding Bonds, Series 2013B, 5.250%, 9/01/40
2,840	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer Revenue	11/19 at 100.00	AA	2,843,181
	Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured
1,930	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Tender	8/23 at 100.00	A+	2,824,497
	Option Bond Trust 1171, 17.293%, 8/15/37 (IF) (4)
63,465	Total Water and Sewer			62,305,900
$ 823,763	Total Long-Term Investments (cost $813,056,500)			866,178,686
	Floating Rate Obligations – (5.0)%			(29,070,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation value – (8.2)%) (7)			(48,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation value – (37.1)% (8)			(217,500,000)
	Other Assets Less Liabilities – 2.5%			14,575,368
	Net Assets Applicable to Common Shares – 100%			$ 586,184,054

Fair Value Measurement

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$866,178,686	$ —	$866,178,686

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $784,288,367.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$56,412,675
Depreciation	(3,592,379)
Net unrealized appreciation (depreciation) of investments	$52,820,296

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 5.5%.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed-delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Investment Quality Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015